Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance income and finance expenses
Debt securities - at amortised cost	$ 312	$ 527	$ 587	$ 952
Debt securities - at FVOCI	18	17	34	34
Loans receivable	11	25	26	25
Tax refund				48
Bank deposits	69		251
Total interest income arising from financial assets	410	569	898	1,059
Equity securities at FVTPL	146	283	408	662
Mandatorily measured at FVTPL - held for trading	(373)		182
Net foreign exchange gain	1,019		1,613
Finance income - other	792	283	2,203	662
Mandatorily measured at FVTPL - held for trading		(429)		(1,002)
Interest expense	(26)	(18)	(44)	(40)
Bank charges	(92)	(87)	(176)	(173)
Unwinding of discount on the put option liability				(129)
Net foreign exchange loss		(49)		(2,582)
Finance expenses	(118)	(583)	(220)	(3,926)
Net finance expense	$ 1,084	$ 269	$ 2,881	$ (2,205)